UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

SALOMON BROTHERS
  Variable Series Funds Inc

Annual
Report
2003
December 31, 2003

..  ALL CAP FUND

                                   [GRAPHIC]

                                    [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC
                                Table of Contents

Letter from the Chairman.....................................................  1

Manager Overview.............................................................  2

Fund Performance.............................................................  4

Schedule of Investments......................................................  5

Statement of Assets and Liabilities..........................................  9

Statement of Operations...................................................... 10

Statements of Changes in Net Assets.......................................... 11

Notes to Financial Statements................................................ 12

Financial Highlights......................................................... 17

Report of Independent Auditors............................................... 19

Additional Information....................................................... 20

Tax Information.............................................................. 24

                                   [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC
                            Letter From the Chairman

[PHOTO]
R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

At the start of the fund's fiscal year in January 2003, the domestic economy and stock market were dominated by uncertainty stemming from growing geopolitical tensions, especially the run-up to the war in Iraq. By March of 2003, business and economic fundamentals began to show signs that the bear market for stocks that had dominated the previous three years was finally nearing an end. As the year progressed, new federal tax legislation provided a significant near-term tax cut for consumers, businesses and investors while key interest rates continued to hover near record lows. These factors, among others, contributed to a broad stock market rally that produced significant gains for many sectors of the economy.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 14, 2004

                                    [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC
                                Manager Overview

[PHOTO]
John G. Goode

John G. Goode
Portfolio Manager and
Executive Vice President

[PHOTO]
Peter J. Hable

Peter J. Hable
Portfolio Manager and
Executive Vice President

Performance Update

During its fiscal year ended December 31, 2003, the fund's/1/ Class I shares returned 39.03%. In comparison, the fund outperformed its benchmark, the unmanaged Russell 3000 Index,/i/ which returned 31.06% for the same period. The fund also outperformed its Lipper multi-cap value variable funds category average, which was 31.38% for the same period./2/

High levels of liquidity at the corporate and individual levels and stimulative monetary and fiscal policy were critical factors leading to outstanding stock market performance. Early in 2003, money market fund assets comprised almost 1/3 of the value of the Wilshire 5000 Total Market Index,/ii/ a broad measure of aggregate common stock values. This percentage was a record high by a wide margin over the last 25 years. This indicated to

                             PERFORMANCE SNAPSHOT
                            AS OF DECEMBER 31, 2003
                                  (unaudited)

                                                          6 Months 12 Months

   Class I Shares                                          19.50%    39.03%

   Russell 3000 Index                                      16.28%    31.06%

   Lipper Multi-Cap Value Variable Funds Category Average  16.78%    31.38%

 All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

 The performance returns set forth above do not reflect expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Results for other share classes may vary.

 All index performance reflects no deduction for fees, expenses or taxes. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. Please note that an investor cannot invest directly in an index.

 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2003 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 111 funds for the six-month period and among the 109 funds for the 12-month period in the multi-cap value variable funds category.


us that investors were pessimistic about stock market returns in early 2003. We believed that it was the ideal climate for above average equity returns because tremendous liquidity (fuel for the stock market) and pessimism (lower valuations) existed side by side.

After the market turned in March of last year, it became clear to us that better economic results lay immediately ahead. Stock market performance was particularly favorable for companies leveraged by prospects for an improving economy.

/1/The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation.
/2/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended December 31, 2003, calculated among the 109 funds in the multi-cap value variable funds category including the reinvestment of dividends and capital gains, if any.

Sector and security positions that benefited from the improving U.S. economy contributed to the fund's positive results in the recently completed year. Early in 2003 we determined that a pro-cyclical tilt was appropriate when constructing the portfolio. In addition, we believed that 2003, like 1975, would experience a pronounced "beta trade," that is the tendency for smaller companies to outperform larger ones. Historically, the first year after a severe bear market ends is one in which the "beta trade" occurs. The 1974 bear market ended in December of that year and the most recent severe bear market ended in early October 2002. Following both of those severe bear markets "beta trade" occurred. The fund had approximately 35% of its holdings in smaller and mid-cap companies, and benefited from the outperformance from the smaller company segment of the stock market.

Individual holdings that contributed positively to the fund's performance for the year included two information technology sector companies, Texas Instruments Inc. and Intel Corp., both leading producers of semiconductors and related technologies. Toy and game maker Hasbro, Inc. in the consumer discretionary sector was another major contributor to the fund's positive performance for the period.

While the fund's performance was positive for the year, some holdings lost value over the course of the year, negatively affecting returns. Shares of pharmaceutical producer Schering-Plough Corp. in health care were a leading detractor from performance. Other stocks in the fund's portfolio that hurt performance over the past year include photography giant Eastman Kodak Co. in consumer discretionary and Anadarko Petroleum Corp., an oil and gas exploration and production company in the energy sector.

During 2003, we overweighted information technology, consumer discretionary and the basic materials sectors because we believed these included companies most sensitive to an improving economy. As a result of these commitments, information technology, basic materials, consumer discretionary and telecommunications services sector stocks added to the fund's performance for the year. During the year, the fund was underweight in financial services stocks and, as a result, our investment within this sector detracted from fund performance, in comparison to the fund's benchmark. We reduced the fund's information technology position to market weight and increased the fund's holdings in healthcare to market weight. Previously, the fund's healthcare position had been underweight.

Thank you for your investment in the Salomon Brothers Variable All Cap Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ John G. Goode                          /s/ Peter J. Hable

John G. Goode                              Peter J. Hable
Portfolio Manager and                      Portfolio Manager and
Executive Vice President                   Executive Vice President

January 14, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: 3Com Corp. (2.23%); Solectron Corp. (1.95%); Novartis AG (1.89%); Pfizer Inc. (1.87%); Comcast Corp. (1.77%); Time Warner Inc. (1.75%); Motorola, Inc. (1.71%); Costco Wholesale Corp. (1.66%); Vodafone Group PLC (1.66%); Newmont Mining Corp. (1.66%). Please refer to pages 5 through 8 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISK: Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

 /i/ The Russell 3000 Index measures the performance of the 3,000 largest U.S.
     companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. Please note that an investor cannot invest directly in an index.
/ii/ The Wilshire 5000 Total Market Index is the broadest stock market indicator covering the performance of the entire U.S. equity market, which consists of over 7,000 U.S. headquartered equity securities individually weighted by market capitalization. Please note that an investor cannot invest directly in an index.

The following graph depicts the performance of the All Cap Fund -- Class I Shares versus the Russell 3000 Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for direct investment and is unmanaged. The comparison is shown for illustrative purposes only.

 HISTORICAL PERFORMANCE (unaudited)
 SALOMON BROTHERS VARIABLE ALL CAP FUND -- CLASS I SHARES
 Comparison of $10,000 Investment in the Fund with the Russell 3000 Index
                  [CHART]

                All Cap Fund -
                Class I Shares   Russell 3000 Index
                --------------   ------------------
     2/17/98       $10,000           $10,000
       12/98        11,811            11,788
       12/99        14,420            14,246
       12/00        17,049            13,184
       12/01        17,374            11,674
       12/02        13,021             9,160
    12/31/03        18,103            12,005


Past performance is not predictive of future performance. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown. Total returns may also reflect a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated.

 Average Annual Total Returns+ (unaudited)

                                                                          Class I Class II
-------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/03                                               39.03%    N/A
-------------------------------------------------------------------------------------------
Five Years Ended 12/31/03                                                   8.92     N/A
-------------------------------------------------------------------------------------------
Inception* through 12/31/03                                                10.64   18.33%++
-------------------------------------------------------------------------------------------

 Cumulative Total Returns+ (unaudited)

Class I (Inception* through 12/31/03)                                     81.03%
----------------------------------------------------------------------------------
Class II (Inception* through 12/31/03)                                    18.33
----------------------------------------------------------------------------------

+ Assumes the reinvestment of all dividends and capital gains distributions at net asset value. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated.
++Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class I and II shares are February 17, 1998 and June 9, 2003, respectively.

Schedule of Investments
December 31, 2003

 Shares                       Security                          Value
-------------------------------------------------------------------------
COMMON STOCK -- 92.8%
Aerospace & Defense -- 2.5%
   30,000 The Boeing Co..................................... $  1,264,200
   47,600 Goodrich Corp.....................................    1,413,244
  150,000 Raytheon Co.......................................    4,506,000
                                                             ------------
                                                                7,183,444
                                                             ------------
Banks -- 1.8%
   45,800 Bank One Corp.....................................    2,088,022
      401 Mitsubishi Tokyo Financial Group, Inc.............    3,129,099
                                                             ------------
                                                                5,217,121
                                                             ------------
Biotechnology -- 1.4%
  100,000 Aphton Corp. (a)..................................      600,000
  104,999 Enzo Biochem, Inc. (a)(b).........................    1,880,532
  144,200 Genelabs Technologies, Inc. (a)...................      403,760
  154,300 Xoma Ltd. (a)(b)..................................    1,018,380
                                                             ------------
                                                                3,902,672
                                                             ------------
Chemicals -- 3.1%
  100,000 Cabot Corp........................................    3,184,000
  204,700 Crompton Corp.....................................    1,467,699
   66,400 The Dow Chemical Co...............................    2,760,248
   36,900 Engelhard Corp....................................    1,105,155
   13,200 Olin Corp.........................................      264,792
                                                             ------------
                                                                8,781,894
                                                             ------------
Commercial Services & Supplies -- 2.6%
   10,971 FHC Delaware Inc. (a)(c)..........................       68,569
   39,500 NDCHealth Corp. (b)...............................    1,011,990
   98,600 Sabre Holdings Corp...............................    2,128,774
  138,700 Waste Management, Inc.............................    4,105,520
                                                             ------------
                                                                7,314,853
                                                             ------------
Communications Equipment -- 6.9%
  775,000 3Com Corp. (a)....................................    6,331,750
1,500,000 Lucent Technologies Inc. (a)(b)...................    4,260,000
  344,400 Motorola, Inc.....................................    4,845,708
  244,000 Nokia Oyj, Sponsored ADR..........................    4,148,000
                                                             ------------
                                                               19,585,458
                                                             ------------
Computers & Peripherals -- 1.0%
  126,000 Hewlett-Packard Co................................    2,894,220
                                                             ------------
Construction & Engineering -- 0.4%
   22,300 Fluor Corp........................................      883,972
   24,800 The Shaw Group Inc. (a)(b)........................      337,776
                                                             ------------
                                                                1,221,748
                                                             ------------
Containers & Packaging -- 0.5%
   83,700 Smurfit-Stone Container Corp. (a).................    1,554,309
                                                             ------------
Diversified Financials -- 3.6%
   84,900 American Express Co...............................    4,094,727
   33,900 Friedman, Billings, Ramsey Group, Inc.............      782,412
   38,600 J.P. Morgan Chase & Co............................    1,417,778
   20,000 Merrill Lynch & Co., Inc..........................    1,173,000
    4,600 Morgan Stanley....................................      266,202
   47,000 State Street Corp.................................    2,447,760
                                                             ------------
                                                               10,181,879
                                                             ------------

                      See Notes to Financial Statements.

Schedule of Investments
December 31, 2003 (continued)

Shares                      Security                          Value
-----------------------------------------------------------------------
Diversified Telecommunication Services -- 3.6%
 90,000 Nippon Telegraph & Telephone Corp................. $  2,210,400
150,000 SBC Communications Inc............................    3,910,500
240,440 Telefonaktiebolaget LM Ericsson (a)(b)............    4,255,788
                                                           ------------
                                                             10,376,688
                                                           ------------
Electronic Equipment & Instruments -- 3.4%
139,500 Agilent Technologies, Inc. (a)....................    4,078,980
938,100 Solectron Corp. (a)...............................    5,544,171
                                                           ------------
                                                              9,623,151
                                                           ------------
Energy Equipment & Services -- 2.1%
 60,900 GlobalSantaFe Corp................................    1,512,147
106,200 Halliburton Co....................................    2,761,200
 32,200 Schlumberger Ltd..................................    1,761,984
                                                           ------------
                                                              6,035,331
                                                           ------------
Food & Drug Retailing -- 1.0%
133,300 Safeway Inc. (a)..................................    2,920,603
                                                           ------------
Food Products -- 0.5%
100,000 Archer-Daniels-Midland Co.........................    1,522,000
                                                           ------------
Health Care Equipment & Supplies -- 0.5%
 55,000 IMS Health, Inc...................................    1,367,300
                                                           ------------
Health Care Providers & Services -- 0.2%
 16,000 McKesson Corp.....................................      514,560
                                                           ------------
Hotels, Restaurants & Leisure -- 1.6%
 92,300 Extended Stay America, Inc. (a)...................    1,336,504
128,000 McDonald's Corp...................................    3,178,240
                                                           ------------
                                                              4,514,744
                                                           ------------
Household Durables -- 0.4%
 60,800 Fleetwood Enterprises, Inc. (a)(b)................      623,808
 18,700 SONY CORP.........................................      647,566
                                                           ------------
                                                              1,271,374
                                                           ------------
Industrial Conglomerates -- 0.9%
 75,000 Honeywell International, Inc......................    2,507,250
                                                           ------------
Insurance -- 7.4%
 38,400 Ambac Financial Group, Inc........................    2,664,576
 54,100 The Chubb Corp....................................    3,684,210
143,200 CNA Surety Corp. (b)..............................    1,361,832
 38,000 The Hartford Financial Services Group, Inc........    2,243,140
 60,000 Marsh & McLennan Cos., Inc........................    2,873,400
 34,900 MBIA, Inc.........................................    2,067,127
 50,000 MGIC Investment Corp. (b).........................    2,847,000
 60,000 Radian Group, Inc.................................    2,925,000
 18,000 Scottish Re Group Ltd. (b)........................      374,040
                                                           ------------
                                                             21,040,325
                                                           ------------
Internet Software & Services -- 0.7%
373,000 RealNetworks, Inc. (a)(b).........................    2,129,830
                                                           ------------
IT Consulting & Services -- 1.3%
250,000 Unisys Corp. (a)..................................    3,712,500
                                                           ------------
Leisure Equipment & Products -- 2.2%
 70,000 Eastman Kodak Co..................................    1,796,900
209,800 Hasbro, Inc.......................................    4,464,544
                                                           ------------
                                                              6,261,444
                                                           ------------

                      See Notes to Financial Statements.

Schedule of Investments
December 31, 2003 (continued)

Shares                      Security                          Value
-----------------------------------------------------------------------
Machinery -- 1.7%
 20,300 Caterpillar Inc................................... $  1,685,306
 22,400 Deere & Co........................................    1,457,120
 23,800 Ingersoll-Rand Co.................................    1,615,544
                                                           ------------
                                                              4,757,970
                                                           ------------
Media -- 8.7%
 52,900 Catalina Marketing Corp. (a)......................    1,066,464
160,700 Comcast Corp., Special Class A Shares (a).........    5,026,696
389,200 Liberty Media Corp., Class A Shares (a)...........    4,627,588
135,709 Metro-Goldwyn-Mayer, Inc. (a)(b)..................    2,319,267
 80,200 The News Corp. Ltd., ADR (b)......................    2,895,220
276,000 Time Warner Inc. (a)..............................    4,965,240
166,900 The Walt Disney Co................................    3,893,777
                                                           ------------
                                                             24,794,252
                                                           ------------
Metals & Mining -- 4.5%
100,000 Alcoa Inc.........................................    3,800,000
181,200 Allegheny Technologies, Inc. (b)..................    2,395,464
 37,200 Brush Engineered Materials Inc. (a)(b)............      569,532
 96,700 Newmont Mining Corp...............................    4,700,587
 25,100 Nucor Corp........................................    1,405,600
                                                           ------------
                                                             12,871,183
                                                           ------------
Multiline Retail -- 1.6%
127,000 Costco Wholesale Corp. (a)........................    4,721,860
                                                           ------------
Multi-Utilities -- 0.6%
171,600 The Williams Cos., Inc............................    1,685,112
                                                           ------------
Office Electronics -- 1.0%
233,100 IKON Office Solutions, Inc. (b)...................    2,764,566
                                                           ------------
Oil & Gas -- 3.2%
 14,400 Amerada Hess Corp.................................      765,648
 42,700 Anadarko Petroleum Corp...........................    2,178,127
 47,100 ChevronTexaco Corp................................    4,068,969
 35,000 Murphy Oil Corp...................................    2,285,850
                                                           ------------
                                                              9,298,594
                                                           ------------
Paper & Forest Products -- 2.3%
 83,500 Georgia-Pacific Corp..............................    2,560,945
 60,700 Weyerhaeuser Co...................................    3,884,800
                                                           ------------
                                                              6,445,745
                                                           ------------
Pharmaceuticals -- 11.8%
100,000 Abbott Laboratories...............................    4,660,000
152,100 Bristol-Myers Squibb Co...........................    4,350,060
164,700 Elan Corp. PLC, Sponsored ADR (a)(b)..............    1,134,783
 90,000 Johnson & Johnson.................................    4,649,400
  3,678 Medco Health Solutions, Inc. (a)..................      125,015
 76,300 Merck & Co. Inc...................................    3,525,060
116,900 Novartis AG, ADR..................................    5,364,541
150,000 Pfizer Inc........................................    5,299,500
 76,900 Schering-Plough Corp..............................    1,337,291
 75,000 Wyeth.............................................    3,183,750
                                                           ------------
                                                             33,629,400
                                                           ------------
Real Estate -- 0.1%
 10,800 The St. Joe Co....................................      402,732
                                                           ------------

                       See Notes to Financial Statements.

Schedule of Investments
December 31, 2003 (continued)

  Shares                        Security                          Value
---------------------------------------------------------------------------
Semiconductor Equipment & Products -- 3.1%
    118,400 Intel Corp........................................ $  3,812,480
    127,000 Lattice Semiconductor Corp. (a)(b)................    1,229,360
    231,624 Taiwan Semiconductor Manufacturing Co. Ltd. (a)...    2,371,830
     50,000 Texas Instruments Inc.............................    1,469,000
                                                               ------------
                                                                  8,882,670
                                                               ------------
Software -- 1.7%
    321,000 Micromuse Inc. (a)................................    2,214,900
    101,300 Microsoft Corp....................................    2,789,802
                                                               ------------
                                                                  5,004,702
                                                               ------------
Specialty Retail -- 1.3%
     55,900 The Gap, Inc......................................    1,297,439
     64,600 The Home Depot, Inc...............................    2,292,654
                                                               ------------
                                                                  3,590,093
                                                               ------------
Wireless Telecommunication Services -- 1.6%
    187,800 Vodafone Group PLC, Sponsored ADR (b).............    4,702,512
                                                               ------------
            TOTAL COMMON STOCK
            (Cost -- $227,253,283)............................  265,186,089
                                                               ------------

PREFERRED STOCK -- 1.5%
    141,700 The News Corp. Ltd., ADR (Cost -- $4,008,370).....    4,286,425
                                                               ------------

   Face
  Amount
------------
REPURCHASE AGREEMENT -- 5.7%
$16,238,000 Merrill Lynch & Co., Inc., 0.820% due 1/2/04;
             Proceeds at maturity -- $16,238,740; (Fully
             collateralized by U.S. Treasury Notes and Bonds,
             5.250% to 8.125% due 8/15/19 to 2/15/29; Market
             value -- $16,562,760) (Cost -- $16,238,000)......   16,238,000
                                                               ------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $247,499,653*)........................... $285,710,514
                                                               ============

--------
(a)Non-income producing security.
(b)All or a portion of this security is on loan (See Note 5).
(c)Security is valued in accordance with fair valuation procedures.
 * Aggregate cost for Federal income tax purposes is $247,536,833.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt


Loaned Securities Collateral
December 31, 2003

   Face
  Amount                        Security                          Value
--------------------------------------------------------------------------
$22,003,914 State Street Navigator Securities Lending Trust
             Prime Portfolio (Cost -- $22,003,914)............ $22,003,914
                                                               ===========

                      See Notes to Financial Statements.

Statement of Assets and Liabilities
December 31, 2003

ASSETS:
  Investments, at value (Cost -- $247,499,653).......................... $285,710,514
  Loaned securities collateral, at value (Cost -- $22,003,914) (Note 5).   22,003,914
  Cash..................................................................          583
  Dividends and interest receivable.....................................      343,679
  Receivable for Fund shares sold.......................................      155,115
                                                                         ------------
  Total Assets..........................................................  308,213,805
                                                                         ------------
LIABILITIES:
  Payable for loaned securities collateral (Note 5).....................   22,003,914
  Payable for securities purchased......................................    1,664,970
  Payable for Fund shares reacquired....................................      274,355
  Management fee payable................................................      196,709
  Administration fee payable............................................       11,571
  Accrued expenses......................................................       66,123
                                                                         ------------
  Total Liabilities.....................................................   24,217,642
                                                                         ------------
Total Net Assets........................................................ $283,996,163
                                                                         ============
NET ASSETS:
  Par value of capital shares........................................... $     18,186
  Capital paid in excess of par value...................................  269,661,649
  Undistributed net investment income...................................      131,202
  Accumulated net realized loss from investment transactions............  (24,025,735)
  Net unrealized appreciation of investments............................   38,210,861
                                                                         ------------
Total Net Assets........................................................ $283,996,163
                                                                         ============
Shares Outstanding:
  Class I...............................................................   17,723,188
                                                                         ============
  Class II..............................................................      462,429
                                                                         ============
Net Asset Value:
  Class I............................................................... $      15.62
                                                                         ============
  Class II.............................................................. $      15.62
                                                                         ============

                      See Notes to Financial Statements.

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
  Dividends............................................................ $  2,548,333
  Interest.............................................................      257,494
  Less: Foreign withholding tax........................................      (35,752)
                                                                        ------------
  Total Investment Income..............................................    2,770,075
                                                                        ------------
EXPENSES:
  Management fee (Note 2)..............................................    1,811,629
  Administration fee (Note 2)..........................................      106,569
  Shareholder communications (Note 8)..................................       80,547
  Audit and legal......................................................       40,056
  Custody..............................................................       25,953
  Directors' fees......................................................        8,501
  Distribution plan fees (Note 8)......................................        4,596
  Registration fees....................................................        2,500
  Amortization of deferred organization costs..........................          811
  Shareholder servicing fees (Note 8)..................................          201
  Other................................................................        9,317
                                                                        ------------
  Total Expenses.......................................................    2,090,680
                                                                        ------------
Net Investment Income..................................................      679,395
                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
  Realized Loss From:
   Investment transactions.............................................     (472,295)
   Foreign currency transactions.......................................      (19,977)
                                                                        ------------
  Net Realized Loss....................................................     (492,272)
                                                                        ------------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
   Beginning of year...................................................  (33,771,197)
   End of year.........................................................   38,210,861
                                                                        ------------
  Increase in Net Unrealized Appreciation..............................   71,982,058
                                                                        ------------
Net Gain on Investments and Foreign Currencies.........................   71,489,786
                                                                        ------------
Increase in Net Assets From Operations................................. $ 72,169,181
                                                                        ============

                       See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Years Ended December 31,

                                                        2003          2002
                                                    ------------  ------------
 OPERATIONS:
  Net investment income............................ $    679,395  $    944,773
  Net realized loss................................     (492,272)  (19,790,715)
  Increase (decrease) in net unrealized
    appreciation...................................   71,982,058   (39,080,300)
                                                    ------------  ------------
  Increase (Decrease) in Net Assets From Operations   72,169,181   (57,926,242)
                                                    ------------  ------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 9):
  Net investment income............................     (599,626)     (872,792)
                                                    ------------  ------------
  Decrease in Net Assets From Distributions to
    Shareholders...................................     (599,626)     (872,792)
                                                    ------------  ------------
 FUND SHARE TRANSACTIONS (NOTE 10):
  Net proceeds from sale of shares.................   54,277,010    84,713,608
  Net asset value of shares issued for
    reinvestment of dividends......................      599,626       872,792
  Cost of shares reacquired........................  (18,224,885)  (31,806,887)
                                                    ------------  ------------
  Increase in Net Assets From Fund Share
    Transactions...................................   36,651,751    53,779,513
                                                    ------------  ------------
 Increase (Decrease) in Net Assets.................  108,221,306    (5,019,521)

 NET ASSETS:
  Beginning of year................................  175,774,857   180,794,378
                                                    ------------  ------------
  End of year*..................................... $283,996,163  $175,774,857
                                                    ============  ============
 * Includes undistributed net investment income of: $    131,202  $     71,410
                                                    ============  ============

                      See Notes to Financial Statements.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Salomon Brothers Variable All Cap Fund ("Fund") (formerly known as Salomon Brothers Variable Capital Fund) is a separate non-diversified investment fund of the Salomon Brothers Variable Series Funds Inc ("Company"); its primary investment objective is to seek capital appreciation. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable Small Cap Growth Fund, Salomon Brothers Variable Large Cap Growth Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund and Salomon Brothers Variable Strategic Bond Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and each of the investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Organization costs amounting to $31,250 were incurred with the organization of the Fund. These costs have been amortized ratably over the five-year period from commencement of operations.

Notes to Financial Statements
(continued)

2. Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.85% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Effective January 24, 2003, the Fund entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services, the Fund pays SBFM an administration fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the Fund. As compensation for its services, the Fund paid SBAM an administration fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

For the year ended December 31, 2003, CGM and its affiliates received brokerage commissions of $8,410.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases........................................................... $75,323,100
                                                                     ===========
Sales............................................................... $41,527,788
                                                                     ===========

At December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation....................................... $42,298,063
Gross unrealized depreciation.......................................  (4,124,382)
                                                                     -----------
Net unrealized appreciation......................................... $38,173,681
                                                                     ===========

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Financial Statements
(continued)

5. Lending of Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash and other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any loss in the investment of amounts received as collateral.

At December 31, 2003, the Fund loaned securities having a market value of $21,348,712. The Fund received cash collateral amounting to $22,003,914 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the year ended December 31, 2003 was $34,046.

6. Forward Foreign Currency Contracts

The Fund may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At December 31, 2003, the Fund did not have any open forward foreign currency contracts.

7. Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2003, the commitment fee allocated to the Fund was $4,716. Since the line of credit was established there have been no borrowings.

8. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a distribution fee with respect to its Class II shares calculated at an annual rate of 0.25% of the average daily net assets attributable to Class II shares. For the year ended December 31, 2003, total Rule 12b-1 Distribution Plan fees for Class II shares, which are accrued daily and paid monthly, were $4,596.

For the year ended December 31, 2003, total Shareholder Servicing fees were as follows:

                                                   Class I  Class II
                                                   -------  --------
Shareholder Servicing Fees....................        $199      $2

For the year ended December 31, 2003, total Shareholder Communication expenses were as follows:

                                                   Class I  Class II
                                                   -------  --------
Shareholder Communication Expenses............     $79,643     $904

Notes to Financial Statements
(continued)

9. Distributions Paid to Shareholders by Class

                                    Year Ended        Year Ended
                                 December 31, 2003 December 31, 2002
                                 ----------------- -----------------
 Net Investment Income
 Class I......................       $599,626          $872,792
                                     ========          ========

10. Capital Stock

At December 31, 2003, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                      Year Ended                Year Ended
                                  December 31, 2003*         December 31, 2002
                               ------------------------  ------------------------
                                 Shares       Amount       Shares       Amount
                               ----------  ------------  ----------  ------------
Class I
 Shares sold..................  3,569,659  $ 47,718,129   6,136,938  $ 84,713,608
 Shares issued on reinvestment     39,216       599,626      78,348       872,792
 Shares reacquired............ (1,490,194)  (18,204,057) (2,583,448)  (31,806,887)
                               ----------  ------------  ----------  ------------
 Net Increase.................  2,118,681  $ 30,113,698   3,631,838  $ 53,779,513
                               ==========  ============  ==========  ============
Class II
 Shares sold..................    463,967  $  6,558,881          --            --
 Shares reacquired............     (1,538)      (20,828)         --            --
                               ----------  ------------  ----------  ------------
 Net Increase.................    462,429  $  6,538,053          --            --
                               ==========  ============  ==========  ============

--------
* For Class II shares, transactions are for the period June 9, 2003 (inception date) to December 31, 2003.

11. Capital Loss Carryforward

At December 31, 2003, the Fund had, for Federal income tax purposes, approximately $23,989,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on December 31 of the year indicated:

                                           2009         2010         2011
                                          --------   ---------    ----------
Carryforward amounts..................    $458,000   $18,472,000  $5,059,000

Notes to Financial Statements
(continued)

12. Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at December 31 were:

                                                  2003          2002
                                              ------------  ------------
 Undistributed ordinary income.............   $    131,202  $     71,410
                                              ============  ============
 Accumulated capital losses................   $(23,988,555) $(18,929,953)
                                              ============  ============
 Unrealized appreciation (depreciation)....   $ 38,173,681  $(33,862,181)
                                              ============  ============

At December 31, 2003, the difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale and straddle loss deferrals.

At December 31, 2002, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to wash sale and other loss deferrals.

The tax character of distributions paid during the year ended December 31 was:

                                                 2003          2002
                                              --------      --------
Ordinary income ............................  $599,626      $872,792
                                              ========      ========

13. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                                  Class I
                                              ------------------------------------------------
                                                2003       2002      2001      2000     1999
                                              ------------------------------------------------
Net Asset Value, Beginning of Year........... $  11.26  $  15.10   $  15.10  $ 13.67  $ 11.57
                                              --------  --------   --------  -------  -------
Income (Loss) From Operations:
 Net investment income (1)...................     0.04      0.06       0.10     0.08     0.07
 Net realized and unrealized gain (loss).....     4.35     (3.84)      0.20     2.39     2.49
                                              --------  --------   --------  -------  -------
Total Income (Loss) From Operations..........     4.39     (3.78)      0.30     2.47     2.56
                                              --------  --------   --------  -------  -------
Less Distributions From:
 Net investment income.......................    (0.03)    (0.06)     (0.10)   (0.08)   (0.07)
 Net realized gains..........................       --        --      (0.20)   (0.96)   (0.39)
                                              --------  --------   --------  -------  -------
Total Distributions..........................    (0.03)    (0.06)     (0.30)   (1.04)   (0.46)
                                              --------  --------   --------  -------  -------
Net Asset Value, End of Year................. $  15.62  $  11.26   $  15.10  $ 15.10  $ 13.67
                                              ========  ========   ========  =======  =======
Total Return (2).............................    39.03%   (25.06)%     1.91%   18.24%   22.08%
Net Assets, End of Year (000s)............... $276,771  $175,775   $180,794  $68,725  $16,189
Ratios to Average Net Assets:
 Expenses (1)(3).............................     0.98%     0.97%      1.00%    1.00%    1.00%
 Net investment income.......................     0.32      0.50       1.02     0.88     0.99
Portfolio Turnover Rate......................       21%      128%        72%      98%     119%

--------
(1) SBAM has waived all or a portion of its management fees for the three years ended December 31, 2001. In addition, SBAM has reimbursed the Fund for $13,177 in expenses for the year ended December 31, 1999. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                             Decreases to         Expense Ratios
                         Net Investment Income  Without Fee Waivers
                               Per Share       and/or Reimbursements
                         --------------------- ---------------------
            2001........         $0.00*                1.02%
            2000........          0.02                 1.27
            1999........          0.06                 1.99

(2) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by SBAM to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
*   Amount represents less than $0.01 per share.

Financial Highlights
(continued)

For a share of each class of capital stock outstanding throughout the period ended December 31:

                                                                      Class II
                                                                      --------
                                                                      2003(1)
                                                                      --------
Net Asset Value, Beginning of Period.................................  $13.20
                                                                       ------
Income From Operations:
 Net investment income...............................................    0.00*
 Net realized and unrealized gain....................................    2.42
                                                                       ------
Total Income From Operations.........................................    2.42
                                                                       ------
Net Asset Value, End of Period.......................................  $15.62
                                                                       ======
Total Return (2)++...................................................   18.33%
Net Assets, End of Period (000s).....................................  $7,225
Ratios to Average Net Assets+:
 Expenses (3)........................................................    1.24%
 Net investment income...............................................    0.06
Portfolio Turnover Rate..............................................      21%

--------
(1)For the period June 9, 2003 (inception date) to December 31, 2003.
(2)Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(3)As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

Report of Independent Auditors

To the Board of Directors of Salomon Brothers Variable Series Funds Inc and Shareholders of Salomon Brothers Variable All Cap Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Variable All Cap Fund (formerly known as Salomon Brothers Variable Capital Fund) (the "Fund", a portfolio of Salomon Brothers Variable Series Funds Inc) at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 17, 2004

Additional Information
(unaudited)

Information about Directors and Officers

The business and affairs of the Salomon Brothers Variable Series Funds Inc ("Company") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Directors of the Company and is available by contacting the transfer agent at 1-800-SALOMON.

                                                                                               Number of
                                                                          Principal           Portfolios
                                                  Term of Office*       Occupation(s)       in Fund Complex   Other Board
                                 Position(s) Held  and Length of         During Past           Overseen       Memberships
Name, Address and Age              with Company     Time Served          Five Years           by Director   Held by Director
---------------------            ---------------- --------------- ------------------------- --------------- -----------------
Non-Interested Directors:
Carol L. Colman                      Director          Since      President, Colman               35              None
Colman Consulting Co.                                  1998       Consulting Co.
278 Hawley Road
North Salem, NY 10560
Age 58

Daniel P. Cronin                     Director          Since      Associate General               32              None
Pfizer Inc.                                            1998       Counsel, Pfizer Inc.
235 East 42nd Street
New York, NY 10017
Age 57

Leslie H. Gelb                       Director          Since      President Emeritus and          32        Director of 2
The Council on Foreign Relations                       2002       Senior Board Fellow, The                  registered
58 East 68th Street                                               Council on Foreign                        investment
New York, NY 10021                                                Relations; formerly,                      companies
Age 66                                                            Columnist, Deputy                         advised by
                                                                  Editorial Page Editor,                    Advantage
                                                                  Op-Ed Page, The New                       Advisers, Inc.
                                                                  York Times                                ("Advantage")

William R. Hutchinson                Director          Since      President, W.R.                 42        Director,
535 N. Michigan                                        2003       Hutchinson & Associates                   Associated
Suite 1012                                                        Inc. (consultant);                        Banc-Corp.
Chicago, IL 60611                                                 formerly Group Vice
Age 61                                                            President, Mergers and
                                                                  Acquisitions, BP p.l.c.

Dr. Riordan Roett                    Director          Since      Professor and Director,         32        Director, The
The Johns Hopkins University                           2002       Latin American Studies                    Latin America
1740 Massachusetts Ave., NW                                       Program, Paul H. Nitze                    Equity Fund, Inc.
Washington, DC 20036                                              School of Advanced
Age 66                                                            International Studies,
                                                                  The Johns Hopkins
                                                                  University

Jeswald W. Salacuse                  Director          Since      Henry J. Braker Professor       32        Director of 2
Tufts University -- The Fletcher                       2002       of Commercial Law and                     registered
School of Law & Diplomacy                                         formerly Dean, The                        investment
160 Packard Avenue                                                Fletcher School of Law &                  companies
Medford, MA 02155                                                 Diplomacy, Tufts                          advised by
Age 66                                                            University                                Advantage

Additional Information
(unaudited) (continued)

                                                                                            Number of
                                                                      Principal            Portfolios
                                              Term of Office*       Occupation(s)        in Fund Complex   Other Board
                             Position(s) Held  and Length of         During Past            Overseen       Memberships
Name, Address and Age          with Company     Time Served          Five Years            by Director   Held by Director
---------------------        ---------------- --------------- -------------------------- --------------- ----------------
Interested Director:
R. Jay Gerken, CFA**         Chairman,             Since      Managing Director of             221             None
Citigroup Asset Management   President and         2002       Citigroup Global Markets
("CAM")                      Chief Executive                  Inc. ("CGM"); Chairman,
399 Park Avenue, 4th Floor   Officer                          President and Chief
New York, NY 10022                                            Executive Officer of
Age 52                                                        Smith Barney Fund
                                                              Management LLC
                                                              ("SBFM"), Travelers
                                                              Investment Adviser, Inc.
                                                              ("TIA") and Citi Fund
                                                              Management Inc.
                                                              ("CFM"); President and
                                                              Chief Executive Officer of
                                                              certain mutual funds
                                                              associated with Citigroup
                                                              Inc. ("Citigroup");
                                                              Formerly, Portfolio
                                                              Manager of Smith Barney
                                                              Allocation Series Inc.
                                                              (from 1996 to 2001) and
                                                              Smith Barney Growth
                                                              and Income Fund (from
                                                              1996 to 2000)

Officers:
Andrew B. Shoup              Treasurer***          Since      Director of CAM; Senior          N/A             N/A
CAM                                                2004       Vice President and Chief
125 Broad Street, 10th Floor                                  Administrative Officer of
New York, NY 10004           Senior Vice           Since      mutual funds associated
Age 47                       President and         2003       with Citigroup; Treasurer
                             Chief                            of certain mutual funds
                             Administrative                   associated with Citigroup;
                             Officer                          Head of International
                                                              Funds Administration of
                                                              CAM (from 2001 to
                                                              2003); Director of Global
                                                              Funds Administration of
                                                              CAM (from 2000 to
                                                              2001); Head of U.S.
                                                              Citibank Funds
                                                              Administration of CAM
                                                              (from 1998 to 2000)

Alan J. Blake                Executive Vice        Since      Managing Director of             N/A             N/A
CAM                          President             2002       Salomon Brothers Asset
399 Park Avenue, 4th Floor                                    Management Inc
New York, NY 10022                                            ("SBAM")
Age 53

Additional Information
(unaudited) (continued)

                                                                                        Number of
                                                                     Principal         Portfolios
                                                Term of Office*    Occupation(s)     in Fund Complex   Other Board
                               Position(s) Held  and Length of      During Past         Overseen       Memberships
Name, Address and Age            with Company     Time Served       Five Years         by Director   Held by Director
---------------------          ---------------- --------------- -------------------- --------------- ----------------

James E. Craige, CFA            Executive Vice       Since      Managing Director of       N/A             N/A
CAM                             President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 37

John B. Cunningham, CFA         Executive Vice       Since      Managing Director of       N/A             N/A
CAM                             President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 39

John G. Goode                   Executive Vice       Since      Managing Director of       N/A             N/A
CAM                             President            2002       SBAM
One Sansome Street, 36th Floor
San Francisco, CA 94104
Age 59

Peter J. Hable                  Executive Vice       Since      Managing Director of       N/A             N/A
CAM                             President            2002       SBAM
One Sansome Street, 36th Floor
San Francisco, CA 94104
Age 45

Roger M. Lavan, CFA             Executive Vice       Since      Managing Director of       N/A             N/A
CAM                             President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 40

Beth A. Semmel, CFA             Executive Vice       Since      Managing Director of       N/A             N/A
CAM                             President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 43

Peter J. Wilby, CFA             Executive Vice       Since      Managing Director of       N/A             N/A
CAM                             President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 45

George J. Williamson            Executive Vice       Since      Managing Director of       N/A             N/A
CAM                             President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 69

Additional Information
(unaudited) (continued)

                                                                                                   Number of
                                                                             Principal            Portfolios
                                                     Term of Office*       Occupation(s)        in Fund Complex   Other Board
                                    Position(s) Held  and Length of         During Past            Overseen       Memberships
Name, Address and Age                 with Company     Time Served          Five Years            by Director   Held by Director
---------------------               ---------------- --------------- -------------------------- --------------- ----------------

Andrew Beagley                      Vice President        Since      Director of CGM (since           N/A             N/A
CAM                                 and Chief Anti-       2002       2000); Director of
399 Park Avenue, 4th Floor          Money                            Compliance, North
New York, NY 10022                  Laundering                       America, CAM (since
Age 40                              Compliance                       2000); Chief Anti-Money
                                    Officer                          Laundering Compliance
                                                                     Officer and Vice
                                                                     President of certain
                                                                     mutual funds associated
                                                                     with Citigroup; Director
                                                                     of Compliance, Europe,
                                                                     the Middle East and
                                                                     Africa, CAM (from 1999
                                                                     to 2000); Compliance
                                                                     Officer, Salomon Brothers
                                                                     Asset Management
                                                                     Limited, Smith Barney
                                                                     Global Capital
                                                                     Management Inc.,
                                                                     Salomon Brothers Asset
                                                                     Management Asia Pacific
                                                                     Limited (from 1997 to
                                                                     1999)

Frances M. Guggino                  Controller            Since      Vice President of CGM;           N/A             N/A
CAM                                                       2002       Controller of certain
125 Broad Street, 10th Floor                                         mutual funds associated
New York, NY 10004                                                   with Citigroup
Age 45

Robert I. Frenkel                   Secretary and         Since      Managing Director and            N/A             N/A
CAM                                 Chief Legal           2003       General Counsel of
300 First Stamford Place, 4th Floor Officer                          Global Mutual Funds for
Stamford, CT 06902                                                   CAM and its predecessor
Age 48                                                               (since 1994); Secretary of
                                                                     CFM; Secretary and Chief
                                                                     Legal Officer of mutual
                                                                     funds associated with
                                                                     Citigroup

--------
 * Directors are elected until the Company's next annual meeting and until their successors are elected and qualified. Officers are elected or appointed by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.
 **Mr. Gerken is an "interested person" of the Company as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
***As of January 20, 2004.

Tax Information
(unaudited)

For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31, 2003:

    . For corporate shareholders, the percentage of ordinary dividends that qualify for the dividends received deduction is 100%.

Salomon Brothers Variable Series Funds Inc

Directors
Carol L. Colman
Daniel P. Cronin
Leslie H. Gelb
R. Jay Gerken, CFA
    Chairman
William R. Hutchinson
Dr. Riordan Roett
Jeswald W. Salacuse

Officers
R. Jay Gerken, CFA
    President and Chief Executive Officer
Andrew B. Shoup*
    Senior Vice President,
    Chief Administrative Officer and Treasurer
Alan J. Blake
    Executive Vice President
James E. Craige, CFA
   Executive Vice President
John B. Cunningham, CFA
    Executive Vice President
John G. Goode
    Executive Vice President
Peter J. Hable
    Executive Vice President
Roger M. Lavan, CFA
    Executive Vice President
Beth A. Semmel, CFA
    Executive Vice President
Peter J. Wilby, CFA
    Executive Vice President
George J. Williamson
    Executive Vice President
Andrew Beagley
   Vice President and Chief
   Anti-Money Laundering
   Compliance Officer
Frances M. Guggino
    Controller
Robert I. Frenkel
    Secretary and Chief Legal Officer

Investment Manager
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Legal Counsel
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

Independent Auditors
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

--------
* Elected Treasurer as of January 20, 2004.

Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund
The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.

                             [LOGO] SALOMON
                                    BROTHERS
                                Asset Management

                  399 Park Avenue . New York, New York 10022
                                                                  04-6099

ITEM 2.   CODE OF ETHICS.

          The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Directors of the registrant has determined that William
          R. Hutchinson, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Hutchinson as the Audit Committee's financial expert. Mr. Hutchinson is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Audit Fees for Salomon Brothers Variable Series Funds Inc were $199,318 and $166,500 for the years ended 12/31/03 and 12/31/02, respectively. These amounts represent aggregate fees paid to the Accountant in connection with the annual audit of the Salomon Brothers Variable Series Funds Inc's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

          (b) Audit-Related Fees for Salomon Brothers Variable Series Funds Inc were $0 and $0 for the years ended 12/31/03 and 12/31/02.

               In addition, there were no Audit-Related Fees billed in the years ended 12/31/03 and 12/31/02 for assurance and related services by the Accountant to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Variable Series Funds Inc ("service affiliates"), that required pre-approval by the Audit Committee for the period May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

          (c) Tax Fees for Salomon Brothers Variable Series Funds Inc were $25,300 and $25,200 for the years ended 12/31/03 and 12/31/02.
               These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Salomon Brothers Variable Series Funds Inc.

               There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 through December 31, 2003 that required pre-approval by the Audit Committee.

          (d) There were no All Other Fees for Salomon Brothers Variable Series Funds Inc for the years ended 12/31/03 and 12/31/02.

               All Other Fees. The aggregate fees billed for all other non-audit services rendered by the Accountant to Salomon Brothers Asset Management ("SBAM"), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Variable Series Funds Inc, requiring pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management ("CAM") entities, were $558,750; all of which were pre-approved by the Audit Committee.

          (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

               The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
               (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

          (f)  N/A

          (g) Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Variable Series Funds Inc and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Variable Series Funds Inc were $18.3 million and $6.4 million for the years ended 12/31/2003 and 12/31/2002.

          (h) Yes. The Salomon Brothers Variable Series Funds Inc's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Salomon Brothers Variable Series Funds Inc or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Code of Ethics attached hereto.

          Exhibit 99.CODE ETH

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Salomon Brothers Variable Series Funds Inc

Date:  March 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
       Salomon Brothers Variable Series Funds Inc

Date:  March 10, 2004

By:    /s/ Andrew B. Shoup
       Andrew B. Shoup
       Chief Administrative Officer of
       Salomon Brothers Variable Series Funds Inc

Date:  March 10, 2004